Employee benefits - Additional information (Details)	12 Months Ended
Dec. 31, 2020 USD ($) benefit_plan
Employee Benefits [Abstract]
Number of defined benefit plans | benefit_plan	3
Number of defined benefit plans that are fully insured | benefit_plan	1
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit pension | $	$ 50,798
Estimate of contributions expected to be paid to plan, defined contribution pension | $	$ 368,301